Total

Supplement dated September 15, 2023,

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated January 27, 2023

__________________________________________

At its meeting on July 25, 2023, the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) discussed a Shareholder Services Plan (the “Plan”) on behalf of the Trust and the Timber Point Global Allocation Fund and the Timber Point Alternative Income Fund (collectively the “Funds”), later approving the Plan by written consent on September 14, 2023. The Plan will take effect on October 1, 2023. As a result, effective October 1, 2023, the following amendments are made to the Funds’ Prospectus and Statement of Additional Information (“SAI”).

Timber Point Global Allocations Fund
The following replaces the section labeled “FUND SUMMARY – TIMBER POINT GLOBAL ALLOCATIONS FUND – Fees and Expenses of the Fund” beginning on page 2 of the Funds’ Prospectus:
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Timber Point Global Allocations Fund Institutional Class Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Dividends From Securities Sold Short and Interest Expense	0.05%
Other Operating Expenses	1.04%
Acquired Fund Fees and Expenses	0.56%	[1]
Total Annual Fund Operating Expenses	2.70%	[2]
Fee Waivers and Expense Reimbursements	(0.34%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.36%	[2],[3]
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder services fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of each share class of the Fund through January 31, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Timber Point Global Allocations Fund | Institutional Class Shares | USD ($)	239	806	1,400	3,007

Timber Point Alternative Income Fund
The following replaces section labeled “FUND SUMMARY – TIMBER POINT ALTERNATIVE INCOME FUND – Fees and Expenses of the Fund” beginning on page 11 of the Funds’ Prospectus:
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Timber Point Alternative Income Fund Institutional Class Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Dividends From Securities Sold Short and Interest Expense	0.03%
Other Operating Expenses	1.47%
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	2.72%	[2]
Fee Waivers and Expense Reimbursements	(0.57%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.15%	[2],[3]
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, shareholder services fees pursuant to a shareholder services plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.70% of the average daily net assets of each share class of the Fund through January 31, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Timber Point Alternative Income Fund | Institutional Class Shares | USD ($)	218	790	1,389	3,010